Stock-Based Compensation - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Mar. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 38	$ 41	$ 73	$ 76	$ 137	$ 141	$ 115
2023 Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Maximum shares to be issued (in shares)								188,897,256
Parent
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 0	$ 8	$ 2	$ 18	$ 26	$ 38	$ 28